Leases (Details) - Schedule of maturity of lease liabilities under the non-cancelable operating leases	Dec. 31, 2021 USD ($)
Schedule of maturity of lease liabilities under the non-cancelable operating leases [Abstract]
2022	$ 103,408
Total lease payments	103,408
Less: interest	3,839
Present value of lease liabilities	$ 99,569